Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Prepayments and other current assets [Abstract]
Rebate	[1]		¥ 72,940
Deposits	[2]		5,354	¥ 2,876
Prepayment to agent for share repurchase program			5,521
Value-added tax ("VAT") recoverable			12,467	¥ 17,396
Employee advances	[3]		2,104	4,261
Prepaid expenses			¥ 4,131	2,593
Payment of initial public offering costs				2,128
Receivables from third-party couriers	[4]		¥ 4,270	1,344
Receivables from third-party payment processing agencies	[5]		645	5,646
Others			4,690	1,653
Prepayment and other current assets		$ 17,309	¥ 112,122	¥ 37,897

[1]	Rebate represents consideration earned and receivable from suppliers upon reaching minimum purchase thresholds for a specified period. The rebates can be used to offset future purchase price with the same supplier.
[2]	Deposits represent rental deposits and deposits paid to third-party vendors.
[3]	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.
[4]	Receivables from third-party couriers represent cash collected from customers and held by third-party couriers, which were received by the Group within several days after the fiscal year end.
[5]	Receivables from third-party payment processing agencies represent cash that were received from customers but held by the processing agencies as of December 31, 2015. The receivables were collected by the Group subsequent to the year end.